Note 4 - Significant Accounting Judgements, Estimates, and Assumptions (Details Textual) € in Millions				1 Months Ended		2 Months Ended
	Jan. 31, 2025 $ / shares shares	Jan. 17, 2025 $ / shares shares	Dec. 18, 2023 $ / shares shares	Jan. 31, 2025 $ / shares shares	Feb. 29, 2024 shares	Feb. 29, 2024 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 kr / shares	Jul. 11, 2025 $ / shares	Jul. 11, 2025 EUR (€)	May 27, 2025 $ / shares	May 27, 2025 kr / shares	May 26, 2025 $ / shares	Jan. 16, 2025 kr / shares	Dec. 31, 2024 kr / shares	Feb. 01, 2024 $ / shares	Dec. 18, 2023 kr / shares	Jun. 30, 2023 kr / shares	Aug. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 2.71			$ 2.71
Par value per share (in dollars per share) | (per share)		$ 0.25												kr 1
Units issued, shares (in shares)	3,997,361			3,997,361
Increase (decrease) in number of shares outstanding (in shares)	199,868,050	19,660,139		199,868,050
Class of warrant, term (Year)				5 years
Ordinary warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares									$ 4.87
Premium of share price										89.00%
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share) | (per share)							$ 0.25	kr 0.25							kr 1			kr 1
Increase (decrease) in number of shares outstanding (in shares)					7,575,000	7,575,000
Ordinary shares [member] | The 2023 SPA investors [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share) | (per share)			$ 1														kr 1
Increase (decrease) in number of shares outstanding (in shares)			9,726,898
Ordinary shares [member] | The 2024 offering investors [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share) | $ / shares																$ 1
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)	$ 2.71			$ 2.71							$ 19.15	kr 19.15	$ 2.71
Class of warrant, term (Year)				5 years
EIB loan [member]
Statement Line Items [Line Items]
Debt conversion, amount converted | €										€ 3.5
Notional amount | €										€ 7.0									€ 20.0